Debt (Details) $ in Millions, $ in Millions									3 Months Ended				6 Months Ended
	Jun. 12, 2025 CAD ($)	Apr. 29, 2025 CAD ($)	Apr. 29, 2025 USD ($)	Apr. 15, 2025 CAD ($)	Apr. 15, 2025 USD ($)	Mar. 27, 2025 CAD ($)	Mar. 27, 2025 USD ($)	Feb. 18, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jul. 02, 2025 CAD ($)	Jul. 02, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 14, 2025 CAD ($)	Apr. 14, 2025 USD ($)	Mar. 27, 2025 USD ($)	Feb. 18, 2025 USD ($)	Nov. 01, 2024 CAD ($)	Nov. 01, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Early repayments of non-current borrowings	$ 602					$ 903	$ 633
Gain (loss) on debt redemption									$ 91	$ 266
Repayment of long-term debt									1,725			$ 525	$ 5,981	$ 2,638
Repayments of lease liabilities									278			$ 270	582	$ 567
Non-Committed Credit Facilities | Bell Mobility
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount									$ 819				$ 819				$ 600
Series M-39 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount	105
Borrowings	500
Series M-45 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount	100
Borrowings	500
Series M-51 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount	35					1,131
Borrowings	119					1,250
Early repayments of non-current borrowings						896
Series M-55 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount	460
Borrowings	$ 550
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount						249														$ 174
Borrowings						856														600
Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount						112														79
Borrowings						713														500
Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount						261														183
Borrowings						856														600
Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount						273														191
Borrowings						927														650
Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, repurchase amount						310														217
Borrowings						1,070														$ 750
Fixed-to-Fixed Rate Junior Subordinated Notes, Series C
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 1,250
Borrowings, terms						5 years	5 years	5 years
Borrowings, interest rate, reset term						5 years	5 years	5 years
Borrowings, redemption price, percentage						100.00%	100.00%
Fixed-to-Fixed Rate Junior Subordinated Notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,416													$ 1,000
Fixed-to-Fixed Rate Junior Subordinated Notes, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,771													$ 1,250
Borrowings, redemption price, percentage								100.00%
Unsecured Committed Term Loan
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																		$ 972	$ 700
Proceeds from borrowings		$ 315	$ 228
U.S. Dollar Term Loan Facility | Bell Canada
Disclosure of detailed information about borrowings [line items]
Borrowings, trade loan agreement																						$ 5,048	$ 3,700
Increase (decrease) in borrowings, trade loan agreement				$ (314)	$ (225)					$ (1,387)	$ (965)
U.S. Dollar Term Loan Facility | Bell Canada | Terminated Ziply Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, trade loan agreement, terminated															$ 3,419	$ 2,510
Fixed interest rate | Series M-39 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%
Fixed interest rate | Series M-45 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.45%
Fixed interest rate | Series M-51 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.50%					3.50%														3.50%
Fixed interest rate | Series M-55 Medium-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.05%
Fixed interest rate | Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.30%														4.30%
Fixed interest rate | Series US-4 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.65%														3.65%
Fixed interest rate | Series US-5 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.15%														2.15%
Fixed interest rate | Series US-6 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.20%														3.20%
Fixed interest rate | Series US-7 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.65%														3.65%
Fixed interest rate | Fixed-to-Fixed Rate Junior Subordinated Notes, Series C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.625%														5.625%
Fixed interest rate | Fixed-to-Fixed Rate Junior Subordinated Notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.875%													6.875%
Fixed interest rate | Fixed-to-Fixed Rate Junior Subordinated Notes, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								7.00%													7.00%
Government of Canada yield plus a spread | Fixed-to-Fixed Rate Junior Subordinated Notes, Series C
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.95%														2.95%
U.S. Treasury rate plus a spread | Fixed-to-Fixed Rate Junior Subordinated Notes, Series A
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.39%													2.39%
U.S. Treasury rate plus a spread | Fixed-to-Fixed Rate Junior Subordinated Notes, Series B
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.363%													2.363%